Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $43.4 in 2019 and $46.7 in 2018)	$ 46.7	$ 48.7
Short-term investments	0.5	0.7
Total investments	47.2	49.4
Cash and cash equivalents	0.7	0.7
Reinsurance recoverables	418.2	384.0
Other assets	1.5	1.7
Assets held in separate accounts	10.7	10.2
Total assets	478.3	446.0
Liabilities
Future policy benefits and expenses	326.4	287.1
Unearned premiums	2.5	2.6
Claims and benefits payable	89.7	94.4
Deferred gain on disposal of businesses	1.3	1.5
Accounts payable and other liabilities	0.5	0.9
Liabilities related to separate accounts	10.7	10.2
Total liabilities	431.1	396.7
Commitments and contingencies (Note 12)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2.0	2.0
Additional paid-in capital	41.8	45.2
Retained earnings	0.7	0.4
Accumulated other comprehensive income	2.7	1.7
Total stockholder's equity	47.2	49.3
Total liabilities and stockholder's equity	$ 478.3	$ 446.0